Selected Statement of Operations Data - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating segments	2
Restructuring charge	$ 5,063
Aggregate amounts of ordinary shares	570,084	2,861,827	1,782,069